Employee benefits (Details 9) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension costs
Pension plan based on multi-employer union plan	€ 31,819	€ 29,643	€ 30,930
Pension plans based on defined contribution	14,128	10,950	8,895
Pension and retirement expenses	€ 45,947	€ 40,593	€ 39,825